ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED LIABILITIES

7. ACCRUED LIABILITIES

Accrued liabilities as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Accrued compensation and related benefits	$39,718	$23,775
Accrued research and development expense	25,000	623,500
Accrued other expense	-	5,000

Total accrued liabilities	$64,718	$652,275